Supplemental information - Wages and Benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Supplemental Information [Line Items]
Short-term employee benefits expense	$ 130,965	$ 125,178
Operating expense [Member]
Disclosure Of Supplemental Information [Line Items]
Short-term employee benefits expense	70,414	77,868
General and administration expense [Member]
Disclosure Of Supplemental Information [Line Items]
Short-term employee benefits expense	$ 60,551	$ 47,310